Other reserves (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Balance at beginning of the period	$ 455	€ 427	$ 286	$ 48
Total other comprehensive income for the period pre AMP Transfer				66
Hedging gains transferred to cost of inventory pre AMP Transfer				(6)
Hedging gains transferred to cost of inventory			(116)
Total other comprehensive (expense)/income for the period post AMP Transfer				113
Hedging gains transferred to cost of inventory post AMP Transfer				(77)
Capital contribution				113
AMP Transfer				(1,112)
Total other comprehensive income (expense) for the year	(64)		77	179
Hedging Loss Transferred To Cost of Inventory	29
Business combination				1,175
Balance at end of the period	106	€ 96	455	286
Other reserves
Balance at beginning of the period	(5,657)		(5,593)	(15)
Total other comprehensive income for the period pre AMP Transfer			52	55
Hedging gains transferred to cost of inventory pre AMP Transfer				(6)
Hedging gains transferred to cost of inventory			(116)
Total other comprehensive (expense)/income for the period post AMP Transfer				97
Hedging gains transferred to cost of inventory post AMP Transfer				(77)
Capital contribution				113
AMP Transfer				(5,924)
Total other comprehensive income (expense) for the year	(52)		52
Hedging Loss Transferred To Cost of Inventory	29
Business combination	(7)			164
Balance at end of the period	(5,687)		(5,657)	(5,593)
Foreign currency translation reserve
Balance at beginning of the period	(18)		(28)	(32)
Total other comprehensive income for the period pre AMP Transfer			10	14
Total other comprehensive (expense)/income for the period post AMP Transfer				(10)
Total other comprehensive income (expense) for the year	8
Balance at end of the period	(10)		(18)	(28)
Cash flow hedges reserve
Balance at beginning of the period	8		82	17
Total other comprehensive income for the period pre AMP Transfer			42	41
Hedging gains transferred to cost of inventory pre AMP Transfer				(6)
Hedging gains transferred to cost of inventory			(116)
Total other comprehensive (expense)/income for the period post AMP Transfer				107
Hedging gains transferred to cost of inventory post AMP Transfer				(77)
Total other comprehensive income (expense) for the year	(60)
Hedging Loss Transferred To Cost of Inventory	29
Balance at end of the period	(23)		8	82
Other reserve
Balance at beginning of the period	(5,647)		(5,647)
Capital contribution				113
AMP Transfer				(5,924)
Business combination	(7)			164
Balance at end of the period	$ (5,654)		$ (5,647)	$ (5,647)